10. PIS/PASEP AND COFINS TAXES CREDITS OVER ICMS - FINAL COURT JUDGMENT (Details Narrative) - BRL (R$) R$ in Millions			12 Months Ended
	Jun. 11, 2019	Jul. 16, 2008	Dec. 31, 2019	Dec. 31, 2018
Pispasep And Cofins Taxes Credits Over Icms - Final Court Judgment
Term of offsetting of amounts unduly paid		10 years
Description of judgment	Judgment against which there is no further appeal, the subsidiaries Cemig D and Cemig GT applied for release of the escrow deposits amounting R$1.377 as of December 31, 2019. On February 13, 2020, the escrow deposits were released amounting R$1,382, including monetary update. Of this amount, R$1,155 will be restituted to customers of the distribution segment, after Aneel specifies the mechanisms and criteria for reimbursement.
Descritption of maximum period for calculation of the reimbursement	the Company believes that a portion of the credits to be received by Cemig D should be reimbursed to its customers, considering a maximum period for calculation of the reimbursement of 10 years. Thus, Cemig D has constituted a liability corresponding to the credits to be reimbursed to its customers, which comprises the period of the last 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating
Pasep and Cofins taxes to be reimbursed to customers			R$ 4,193	R$ 1,124
Difference amount of pasep and Cofins taxes to be reimbursed to customers			1,155
Credits recognized in operating profit			3,826
Amounts to be reimbursed to customers			2,398
Net of PIS/Pasep and Cofins taxes on finance income			R$ 25
Average reduction in the invoice amount			1.00%